Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Derivative Asset and Liability

	Derivative asset		Derivative liability
	2022	2021	2022	2021
Derivatives for general account

Derivatives not designated in a hedge	2,381	8,344	4,162	9,578

Derivatives designated as fair value hedges	4	18	4	15

Derivatives designated as cash flow hedges	204	346	1,108	948

Derivatives desginated as Net foreign investment hedges	118	73	104	59
	2,707	8,780	5,379	10,600
Derivatives for account of policyholders

Derivatives not designated in a hedge	53	46	715	39

Total derivatives 1)	2,760	8,827	6,094	10,639
Of which:

Current	352	723	1,607	2,803
1
Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

Derivatives Not Designated In Hedge - General Account
Derivatives not designated in a hedge - general account

	Derivative asset		Derivative liability
Derivatives not designated in a hedge – general account	2022	2021	2022	2021

Derivatives held as an economic hedge	2,378	8,327	3,198	5,992

Bifurcated embedded derivatives	3	17	964	3,586
Total	2,381	8,344	4,162	9,578

Credit Derivative Disclosure By Quality

	2022		2021
Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	5	-	14	-

AA	177	2	173	3

A	964	9	926	14

BBB	3,446	18	2,925	50

BB	144	(1)	263	1

B or lower	86	(0)	148	2
Total	4,820	28	4,449	70

Disclosure of gains (losses) on cash flow hedge ineffectiveness

	2022	2021 1)	2020 1)
Gains (losses) related to the ineffectiveness portion of designated fair value hedges	4	3	2

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2022	2021	2020

Hedge ineffectiveness on cash flow hedges	(3)	1	-

Gains (losses) reclassified from equity into the income statement	(102)	(38)	74

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	116	113	92

Summary of Cash Flows are Expected to Occur
The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 -5 years	5 - 10 years	> 10 years	2022 Total

Cash inflows	598	2,572	1,887	6,331	11,388

Cash outflows	-	4	-	-	4
Net cash flows	598	2,569	1,887	6,331	11,384

	< 1 year	1 - 5 years	5 – 10 years	> 10 years	2021 Total

Cash inflows	535	2,158	1,640	5,868	10,201

Cash outflows	-	4	-	-	4
Net cash flows	535	2,154	1,640	5,868	10,197